Loans Due From Third Parties, Net (Tables)	12 Months Ended
Dec. 31, 2022
Loans Due From Third Parties, Net [Abstract]
Schedule of Loans Due from Third Parties
	December 31, 2022	December 31, 2021
Loans due from third parties(1)	$26,016,162	$23,790,917
Less: allowance for credit losses	479,940	39,446
	$25,536,222	$23,751,471

(1)      As of December 31, 2021, the balance of loans due from third parties was comprised of loans of $11,807,096, $6,622,101, $5,306,798 due from three parties, and a non-interest-bearing loan of $0.05 million due from a third party. These three interest-bearing loans are due within 12 months from the balance sheet date and have an interest rate of ranging from 7% to 14%. The loans of $6,622,101 and $5,306,798 are pledged with customer’s trade receivables.

Schedule of Allowance for Credit Losses	Movement of allowance for credit losses was as follows:
	December 31, 2022	December 31, 2021

Balance at beginning of the year	$39,446	$27,432
Provisions	440,494	12,014
Balance at end of the year	$479,940	$39,446